UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     August 07, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $76,399 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP.
     28-11256                      DONALD T. NETTER
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       4833   193300          DEFINED                 4833
ARAMARK CORP                   CL B             38521100      6456   195000          DEFINED                 6456
BAIRNCO CORP                   COM              57097107       454    38672          DEFINED                  454
CONSTELLATION ENERGY GRP INC   COM              210371100     9159   168000          DEFINED                 9159
DAVE & BUSTER'S INC.           COM              23833N104     4163   210100          DEFINED                 4163
DHB INDUSTRIES INC             COM              23321E103       94    60000          DEFINED                   94
HOUSTON EXPLORATION CO         COM              442120101     2203    36000          DEFINED                 2203
INTRAWEST CORP                 COM NEW          460915200     1912    60000          DEFINED                1912
KINDER MORGAN INC              COM              49455P101     4495    45000          DEFINED                 4495
MAVERICK TUBE CORP             COM              577914104     6730   106500          DEFINED                 6730
MICHAELS STORES INC            COM              594087108     3464    84000          DEFINED                 3464
NORTH FORK BANCORP INC         COM              659424105     6444   213600          DEFINED                 6444
PHELPS DODGE CORP              COM              717265102     4930    60000          DEFINED                 4930
PUBLIC SVC ENTRPS GROUP INC    COM              744573106     4017    60760          DEFINED                4017
PW EAGLE INC                   COM              69366Y108     1607    53129          DEFINED                 1607
TRIBUNE CO                     COM              896047107     4865   150000          DEFINED                 4865
UNIVISION COMMUNICATION INC    CL A             914906102    10573   315600          DEFINED                10573